Share-Based Compensation (Details) - USD ($)		12 Months Ended
	Aug. 08, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2020
Share-Based Compensation [Abstract]
Restricted shares description	On August 8, 2022, 1,000,000 restricted shares with service condition were granted to management and external consultants under the EZGO 2022 plan, out of which, 520,000 restricted shares vested immediately on the date of grant. 330,000 restricted shares shall vest evenly by month between the grant date and the 1st anniversary of grant date, and 150,000 restricted shares shall vest evenly by month between the grant date and the 2nd anniversary of grant date.
Unvested restricted shares (in Shares)		309,375
Weighted average period		1 year 3 months 29 days
Total FV of shares vested		$ 440,625
Share-based awards granted		$ 440,625